INVESTMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Aug. 31, 2018 CNY (¥)	Mar. 31, 2016	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2021 USD ($)	Jun. 18, 2021	Dec. 31, 2018	Jun. 30, 2018 USD ($)	May 31, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Dec. 31, 2017	Jun. 06, 2017	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Apr. 30, 2015	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount					$ 7,670		$ 6,751
Limited partnership interest percentage				54.20%								59.79%
Equity Method Investments					2,380		7,305
Loss from equity method investments					(1,184)		(1,865)	¥ 1,865	$ (1,915)
Operating incomes (losses) from these equity method investments for discontinued operation					(399)		299		373
Share of other comprehensive income of an equity method investee					631		(177)		(578)
Cost of equity investments without readily determinable fair value					9,543		8,624
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount					0		0			¥ 12,890
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount					1,873		1,873
Equity interest percentage				54.20%								59.79%
Loto Interactive
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage																		40.65%
Equity Method Investment, Other than Temporary Impairment					0		$ 4,787		0
Percentage of Equity Securities Without Readily Determinable Fair Value							33.74%
Equity interest percentage																		40.65%
Ownership interest held				54.20%								59.79%
Limited partnership [Member] | Guangda Sports Culture [Member]
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage																	12.20%											9.90%
Equity Method Investments																								$ 20,000
Loss from equity method investments					(213)		$ (471)		323
Equity interest percentage																	12.20%											9.90%
Publicly listed company [Member] | Loto Interactive
Debt and Equity Securities, FV-NI [Line Items]
Share of other comprehensive income of an equity method investee					631		(177)		(578)
Hzone Holiding Company [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount | ¥										12,400
Hzone Holiding Company [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Cost of equity investments without readily determinable fair value																													$ 2,000
Percentage of Equity Securities Without Readily Determinable Fair Value																													10.00%
Hzone Holiding Company [Member] | Beijing Huizhong Wealth Investment Management Co., Ltd
Debt and Equity Securities, FV-NI [Line Items]
Parentage of interest disposed			10.00%
Topgame Global Limited [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount									$ 1,372
Topgame Global Limited [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Cost of equity investments without readily determinable fair value																									$ 1,372
Percentage of Equity Securities Without Readily Determinable Fair Value																									1.29%	1.29%
Caicaihudong (Beijing) Technology Co., Ltd [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount | ¥										13
Caicaihudong (Beijing) Technology Co., Ltd [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Cost of equity investments without readily determinable fair value | ¥																										¥ 13
Percentage of Equity Securities Without Readily Determinable Fair Value																									1.29%	1.29%
Youwang Technology (Shanghai) Co., Ltd. [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount | ¥										¥ 477
Youwang Technology (Shanghai) Co., Ltd. [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Cost of equity investments without readily determinable fair value | ¥																										¥ 477
Danhua [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Return of Principal					$ 237
Danhua [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Cost of equity investments without readily determinable fair value																														$ 1,000
Percentage of Equity Securities Without Readily Determinable Fair Value																														0.011%
Beijing Weisaishidai Sports Technology Co., Ltd [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amount of original cost of cost method investments | ¥																							¥ 10,000
Beijing Weisaishidai Sports Technology Co., Ltd [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value													0.83%
Percentage of Equity Securities Original Cost Without Readily Determinable Fair Value																							0.84%
Techelix Co., Ltd [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amount of original cost of cost method investments																						$ 600
Techelix Co., Ltd [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amount of original cost of cost method investments																$ 300
Equity Securities without Readily Determinable Fair Value, Amount														$ 50
Percentage of Equity Securities Without Readily Determinable Fair Value									1.65%	1.65%			1.98%									2.00%
Beijing Heimatuoxin Venture Capital LP [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Cost of equity investments without readily determinable fair value | ¥																											¥ 3,000
Percentage of Equity Securities Without Readily Determinable Fair Value																											3.49%
Dividend Income, Equity Securities, Operating | ¥						¥ 679
Return of Principal | ¥						¥ 858
Extended period for partnership agreement					2 years	2 years
zPark [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Cost of equity investments without readily determinable fair value																					$ 1,000
Percentage of Equity Securities Without Readily Determinable Fair Value					1.78%				1.64%	1.64%											2.00%
Cheerful Interactive Limited [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount																			$ 1,250
Cheerful Interactive Limited [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value													3.92%						5.00%
Loto Interactive Limited | Publicly listed company [Member]
Debt and Equity Securities, FV-NI [Line Items]
Loss from equity method investments				$ 131	$ 364		2,103		$ 2,382
Sparkland Venture Capital Growth Fund L.P [Member]
Debt and Equity Securities, FV-NI [Line Items]
Loss from equity method investments					130		62		(47)
Sparkland Venture Capital Growth Fund L.P [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage																	15.38%			6.67%
Equity Method Investments																				$ 1,000
Equity interest percentage																	15.38%			6.67%
Jinyingzaixian
Debt and Equity Securities, FV-NI [Line Items]
Parentage of interest disposed	20.00%
Cash consideration | ¥	¥ 2,726
Jinyingzaixian | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount | ¥															¥ 9,000
Limited partnership interest percentage															45.00%
Loss on Sale of Investments					(399)		$ 770		$ (15)
Equity interest percentage															45.00%
Jingyan [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Cost of equity investments without readily determinable fair value | ¥																							¥ 6,000
Percentage of Equity Securities Without Readily Determinable Fair Value													4.31%										4.64%
Dividend Income, Equity Securities, Operating					270	¥ 2,890
Return of Principal					56	¥ 60
Guangzhou Sentai | Loto Interactive
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage		20.00%
Equity interest percentage		20.00%
Cash consideration | ¥		¥ 5,000
Guangzhou Sentai | Privately Held Entities [Member] | Loto Interactive
Debt and Equity Securities, FV-NI [Line Items]
Share of other comprehensive income of an equity method investee					$ 17
PTE Inc
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount											$ 1,000
PTE Inc | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value											3.33%